S000028703 [Member] Expense Example, No Redemption - Variable Portfolio - Moderately Conservative Portfolio	Dec. 31, 2025 USD ($)
Variable Portfolio - Moderately Conservative Portfolio Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
Variable Portfolio - Moderately Conservative Portfolio Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
Variable Portfolio - Moderately Conservative Portfolio Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859